SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
(a)Statement of compliance
    The unaudited interim condensed consolidated financial statements have been prepared in accordance with IAS 34, Interim financial reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the annual audited financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the IASB, have been omitted or condensed.
    The unaudited interim condensed consolidated financial statements were approved by the Board of Directors of the company and authorized for issue on August 5, 2022.
(b)Basis of presentation
    These unaudited interim condensed consolidated financial statements should be read in conjunction with the company’s December 31, 2021 audited financial statements. The unaudited interim condensed consolidated financial statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2021 audited financial statements, unless otherwise noted.
    The results reported in these unaudited interim condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for an entire year. The policies set out below are consistently applied to all periods presented, unless otherwise noted.
    All figures are presented in millions of U.S. dollars, unless otherwise noted.
    The unaudited interim condensed consolidated financial statements have been prepared on the basis of historical cost. Cost is recorded based on the fair value of the consideration given in exchange for assets.
    In advance of the special distribution, interests in the company’s operating businesses were transferred to the business on November 29, 2021 (“BBUC reorganization”). For the periods prior to the BBUC reorganization, the financial statements represent a combined carve-out of the assets, liabilities, revenues, expenses, and cash flows of the businesses that were contributed to the company. During this period, all of the assets and liabilities presented were controlled by the partnership. Subsequent to the BBUC reorganization, the assets and liabilities were transferred to the company at their carrying values. All intercompany balances, transactions, revenues and expenses within the company have been eliminated. Additionally, certain corporate costs have been allocated on the basis of direct usage where identifiable, with the remainder allocated based on management’s best estimate of costs attributable to the company. These allocated general corporate costs are being recognized in general and administrative expenses on the consolidated statements of operating results. Management believes the assumptions underlying the historical financial information, including the assumptions regarding allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by the company during the periods presented. However, due to the inherent limitations of carving out the assets, liabilities, operations and cash flows from larger entities, the historical financial information may not necessarily reflect the company’s financial position, operations and cash flow for future periods, nor do they reflect the financial position, results of operations and cash flow that would have been realized had the company been a stand-alone entity during the periods presented.
    Subsequent to the BBUC reorganization, the company is no longer allocated general corporate expenses of the parent company.
Consolidation
    These unaudited interim condensed consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the company’s subsidiaries are shown separately in equity in the unaudited interim condensed consolidated statements of financial position.
Earnings per Share
    The company’s basic and diluted earnings per share have not been presented in the unaudited interim condensed consolidated financial statements. As outlined in Note 6, exchangeable shares and class B shares are classified as financial liabilities, while class C shares are classified as financial liabilities but presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. As each share classification represents a financial liability, they do not constitute ordinary shares. Refer to the aforementioned note for further details.
(i)Critical accounting judgements and measurement uncertainty
    The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period that are not readily apparent from other sources. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
(c)Continuity of interests
    As described above, the company was established on June 21, 2021 by the partnership. As part of the BBUC reorganization, the partnership contributed the businesses and a related receivable to the company in exchange for $1.9 billion of non-interest bearing demand promissory notes of the company and approximately 7 million common shares of the company. The partnership directly and indirectly controlled the company prior to the BBUC reorganization and continues to control the company subsequent to the BBUC reorganization through its interests in the company. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of the company. In accordance with the company’s and the partnership’s accounting policy, the company has reflected the businesses in the consolidated statements of financial position and financial performance using the partnership’s carrying values prior to the BBUC reorganization.
    To reflect this continuity of interests, these unaudited interim condensed consolidated financial statements provide comparative information of the company for the periods prior to the BBUC reorganization, as previously reported by the partnership. The economic and accounting impact of contractual relationships created or modified in conjunction with the contribution of the businesses to the company have been reflected prospectively from the date of the contribution and have not been reflected in the results of operations or financial position of the company prior to the BBUC reorganization, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to the BBUC reorganization is presented based on the historical financial information for the company as previously reported by the partnership. For the period after the BBUC reorganization, the results are based on the actual results of the company, including the impact of contractual relationships created or modified in association with the contribution of the businesses to the company. As the partnership holds all of the class C shares of the company, which is the only class of shares of the company presented as equity, net income and equity attributable to common equity have been allocated to the partnership prior to and after the BBUC reorganization.
(d)New accounting policies adopted
    The company has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2022.
(i)Amendments to IAS 37 – Provisions, contingent liabilities and contingent assets (“IAS 37”)
    These amendments specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.
    The company adopted these amendments on January 1, 2022 and the adoption did not have an impact on the company’s unaudited interim condensed consolidated financial statements.
(ii)IFRS 9 – Financial instruments (“IFRS 9”) – Fees in the ‘10 per cent’ test for derecognition of financial liabilities
    The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
    The company adopted this amendment on January 1, 2022 and the adoption did not have an impact on the company’s unaudited interim condensed consolidated financial statements.
(e)Future changes in accounting policies
(i)Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
    The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2023. The company is currently assessing the impact of these amendments.
(ii)Amendment to IAS 12 – Income taxes (“IAS 12”)
    The amendments clarify that the initial recognition exception does not apply to the initial recognition of transactions that give rise to equal taxable and deductible temporary differences. The amendment to IAS 12 applies to annual reporting periods beginning on or after January 1, 2023. The company is currently assessing the impact of these amendments.
    There are currently no other future changes to IFRS with potential impact on the company.